SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets
2025	$ 38,141
2026	76,281
2027	79,110
2028	11,883
Total Lease Payments	205,415
Less: imputed interest	(9,604)
Present value of lease liabilities	195,811
Lease liabilities - Current	70,552
Lease liabilities – Non current	$ 125,259